DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2012
Contract Amounts Of Derivative Instruments

Contract amounts of derivative instruments at March 31, 2011 and 2012 are shown in the following tables:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Interest rate swap agreements	¥284,444	¥339,234	$4,137,000
Foreign currency contracts	210,958	190,543	2,323,695
Foreign currency options	3,555	27,657	337,280

Location And Fair Value Amounts Of Derivatives Designated As Hedging Instruments In Consolidated Balance Sheet

Derivatives designated as hedging instruments

	Current				Long-term
	Fair value				Fair value
	Balance sheet Location	Millions of Yen		Thousands of U.S. Dollars	Balance sheet Location	Millions of Yen		Thousands of U.S. Dollars
		2011	2012	2012		2011	2012	2012
Asset derivatives
Interest rate swap agreements	Deferred income taxes and other	¥4	¥—	$—	Lease deposits and other	¥—	¥45	$549

		2011	2012	2012		2011	2012	2012
Liability Derivatives
Interest rate swap agreements	Accrued expenses and other	¥73	¥452	$5,512	Deferred income taxes and other	¥2,766	¥1,526	$18,610

Location And Fair Value Amounts Of Derivatives Not Designated As Hedging Instruments In Consolidated Balance Sheet

Derivatives not designated as hedging instruments

	Current				Long-term
	Fair value				Fair value
	Balance sheet Location	Millions of Yen		Thousands of U.S. Dollars	Balance sheet Location	Millions of Yen		Thousands of U.S. Dollars
		2011	2012	2012		2011	2012	2012
Asset derivatives
Interest rate swap agreements	Deferred income taxes and other	¥—	¥—	$—	Lease deposits and other	¥—	¥—	$—
Foreign currency contracts		1,474	389	4,744		—	79	963
Foreign currency options		20	36	439		—	—	—

Total		¥1,494	¥425	$5,183		¥—	¥79	$963

		2011	2012	2012		2011	2012	2012
Liability derivatives
Interest rate swap agreements	Accrued expenses and other	¥72	¥27	$329	Deferred income taxes and other	¥24	¥222	$2,707
Foreign currency contracts		3,189	3,112	37,951		477	3,188	38,878
Foreign currency options		64	1,056	12,878		—	—	—

Total		¥3,325	¥4,195	$51,158		¥501	¥3,410	$41,585

Total Fair Value Amounts Of Derivatives

Total fair value amounts of derivative instruments

	Millions of Yen		Thousands of U.S. Dollars
	Fair value		Fair value
	2011	2012	2012
Total asset derivatives	¥1,498	¥549	$6,695
Total liability derivatives	¥6,665	¥9,583	$116,865

Location and Amount Of Gains And Losses Related To Derivatives Designated As Hedging Instruments Reported In Consolidated Statements Of Income

Derivatives designated as hedging instruments for the year ended March 31, 2010

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(878)	Interest expense	¥(94)	—	¥—

	Millions of Yen
	Gain (loss) recognized in income on derivative instruments		Gain (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements	Interest income	¥173	Interest expense	¥(273)

Derivatives designated as hedging instruments for the year ended March 31, 2011

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(138)	Interest expense	¥(127)	—	¥—

	Gain (loss) recognized in income on derivative instruments		Gain (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements	Interest and dividend income	¥68	Interest expense	¥(90)

Derivatives designated as hedging instruments for the year ended March 31, 2012

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(36)	Interest expense	¥(51)	—	¥—

	Thousands of U.S. Dollars
	Gain (loss) recognized in accumulated OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	$(439)	Interest expense	$(622)	—	$—

Location And Amount Of Gains And Losses Related To Derivatives Not Designated As Hedging Instruments Reported In Consolidated Statements Of Income

Derivatives not designated as hedging instruments

	Gain (loss) recognized in income on derivative instruments
	Location	Millions of Yen			Thousands of U.S. Dollars
		2010	2011	2012	2012
Interest rate swap agreements	Other, net	¥(74)	¥67	¥(153)	$(1,866)
Foreign currency contracts	Foreign currency exchange (gain) loss, net	(43)	1,446	(3,640)	(44,390)
Foreign currency options	Foreign currency exchange (gain) loss, net	1,145	254	(976)	(11,902)

Total		¥1,028	¥1,767	¥(4,769)	$(58,158)